Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CARILLON SERIES TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Carillon Reams Unconstrained Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF CARILLON REAMS UNCONSTRAINED BOND FUND | 3. 1. 2019
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Carillon Reams Unconstrained Bond Fund (“Unconstrained Bond Fund” or the “fund”) seeks to maximize total return consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Unconstrained Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/>(fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses  <br/>(expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

		During the most recent fiscal year, the fund’s portfolio turnover rate was 139% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	139.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 29, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund pursues its objective by investing at least 80% of its net assets in fixed income instruments. The fixed income instruments in which the fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to-be-announced securities) and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The portfolio duration of the fund will normally not exceed 8 years but may be greater based on market conditions. The fund may also have a negative duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A portfolio with negative duration generally incurs a loss when interest rates and yields fall. For purposes of calculating the fund’s portfolio duration, the fund includes the effect of the derivative instruments held by the fund.

In certain market conditions, the fund may pursue its investment objective by investing a significant portion of its assets in cash or short-term debt obligations.  The fund may invest in both investment grade securities and non-investment grade securities, also known as high yield securities or “junk” bonds.  The fund may invest without limitation in non-investment grade securities.  Investment grade securities include securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization, such as BBB- or higher by Standard & Poor’s Financial Services LLC (“S&P®”).  The fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The fund may without limitation seek to obtain market exposure to the securities in which it primarily invests by entering into buybacks or dollar rolls.  The fund may also invest without limitation in securities denominated in foreign currencies and in U.S. dollar denominated securities of foreign issuers. Mortgage-backed securities are pools of mortgage loans that are assembled as securities for sale to investors by various governmental, government-related and private organizations. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets, such as automobile loans, consumer loans, credit cards and equipment leases, on which cash payments are due at fixed intervals over set periods of time.

The fund may invest in derivative instruments, such as options, futures contracts (including interest rate, bond, U.S. Treasury and fixed income index futures contracts), currency forwards and swap agreements (including credit default swaps) subject to applicable law and any other restrictions described in the fund’s Prospectus or Statement of Additional Information (“SAI”).  The fund’s investment in credit default swap agreements may include both single-name credit default swap agreements and credit default swap index products, such as CDX index products.  The use of these derivative transactions may allow the fund to obtain net long or short exposures to select currencies, interest rates, countries, durations or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, manage the duration of the fund’s portfolio and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a more efficient or less expensive way. The credit default swap agreements that the Fund invests in may provide exposure to an index of securities representative of the entire investment grade and high yield fixed income markets, which can include underlying issuers rated as low as CCC by S&P®.  Derivative instruments that provide exposure to fixed income instruments may be used to satisfy the fund’s 80% investment policy.

The portfolio management team attempts to maximize total return by pursuing relative value opportunities throughout all sectors of the fixed income market.  The portfolio managers screen hundreds of securities to determine how each will perform in various interest rate environments. The portfolio managers construct these scenarios by considering the outlook for interest rates, fundamental credit analysis and option-adjusted spread analysis. The portfolio managers compare these investment opportunities and assemble the fund’s portfolio from the best available values. The portfolio management team constantly monitors the expected returns of the securities in the fund versus those available in the market and of other securities the portfolio management team is considering for purchase. The portfolio management team’s strategy is to replace securities that it feels are approaching fair market value with those that, according to its analysis, are significantly undervalued. As a result of this strategy, the fund’s portfolio turnover rate will vary from year to year depending on market conditions and the fund may engage in frequent and active trading.

		The fund may invest a substantial portion of its assets (more than 25%) in securities and instruments that are economically tied to one or more foreign countries if economic and business conditions warrant such investment. The fund will invest no more than 50% of its net assets in investments in developing countries or emerging markets.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The greatest risk of investing in the fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Credit risk arises if an issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt;
  Credit ratings risk is the risk associated with the fact that ratings by nationally recognized rating agencies generally represent the agencies’ opinion of the credit quality of an issuer and may prove to be inaccurate;
  Derivatives, such as swap agreements (including credit default swaps and credit default swap index products), options, futures contracts or currency forwards, may involve greater risks than if the fund invested in the reference obligation directly. These instruments are subject to general market risks, liquidity risks, interest rate risks, and credit risks. Derivatives also present the risk that the other party to the transaction will fail to perform. Derivatives also involve an increased risk of mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the fund may not realize the intended benefits. When used for hedging, changes in the value of the derivative may also not correlate perfectly with the underlying asset, rate or index. Derivatives can cause the fund to participate in losses (as well as gains) in an amount that significantly exceeds the fund’s initial investment. The derivatives market may be subject to additional regulations in the future;
  Emerging markets are generally smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed markets. There are also risks of: greater political uncertainties; an economy's dependence on revenues from particular commodities or on international aid or development assistance; currency transfer restrictions; a limited number of potential buyers for such securities; and delays and disruptions in securities settlement procedures. When investing in emerging markets, the risks of investing in foreign securities are heightened;
  Fixed income market risk is the risk that market conditions or other events that impact fixed income issuers, including adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment, will have an adverse effect on the fund. Events in the fixed income markets may lead to periods of volatility, unusual liquidity issues and, in some cases, credit downgrades and increased likelihood of default. Such events may cause the value of securities owned by the fund to go up or down, sometimes rapidly or unpredictably, and may lead to increased redemptions, which could cause the fund to experience a loss when selling securities to meet redemption requests by shareholders;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  High-yield security risk results from investments in below investment grade bonds, which have a greater risk of loss, are susceptible to rising interest rates and have greater volatility. Investments in high-yield securities (commonly referred to as “junk bonds”) are inherently speculative;
  Income risk is the risk that the fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the fund may be required to invest its assets in lower-yielding securities;
  Interest rate risk is the risk that the value of a fund’s investments in fixed income securities will fall when interest rates rise. The Federal Reserve raised the federal funds rate several times since December 2015 and may continue to increase rates in the future. Interest rates may rise, perhaps significantly and/or rapidly, potentially resulting in substantial losses to the fund. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund. For example, if a bond has a duration of eight years, a 1% increase in interest rates could be expected to result in an 8% decrease in the value of the bond;
  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Leverage risk is the risk that the use of financial instruments to increase potential returns, including the use of when-issued, delayed delivery or forward commitment transactions, and derivatives used for investment (non-hedging) purposes, may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested;
  Liquidity risk is the possibility that, during times of widespread market turbulence, trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time. Market prices for such securities may be volatile;
  Maturity risk is the risk associated with the fact that the fund will invest in fixed income securities of varying maturities. A fixed income security’s maturity is one indication of the interest rate exposure of a security. Generally, the longer a fixed income security’s maturity, the greater the risk. Conversely, the shorter a fixed income security’s maturity, the lower the risk;
  Mortgage- and asset-backed security risk, which is possible in an unstable or depressed housing market, arises from the potential for mortgage failure, premature repayment of principal, or a delay in the repayment of principal. In a to-be-announced (“TBA”) mortgage-backed transaction, the fund and the seller agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller does not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the fund;
  Portfolio turnover risk is the risk that performance may be adversely affected by a high rate of portfolio turnover, which generally leads to greater transaction costs;
  Redemption risk is the risk that, due to a rise in interest rates or other changing government policies that may cause investors to move out of fixed income securities on a large scale, the fund may experience periods of heavy redemptions that could cause the fund to sell assets at inopportune times or at a loss or depressed value;
  Short sale risk includes the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund; and
  Valuation risk arises because the securities held by the fund are generally priced by an independent pricing service and may also be priced using dealer quotes or fair valuation methodologies in accordance with valuation procedures adopted by the fund’s Board. The prices provided by the independent pricing service or dealers or the fair valuations may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in the fund is that you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class I share performance from one year to another. The Class I and Class Y shares of the fund have adopted the performance history and financial statements of the Institutional Class and Class Y shares, respectively, of the fund’s predecessor.

		Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	carillontower.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During 10 year period (Class I shares):	Return	Quarter Ended
Best Quarter	10.17%	March 31, 2012
Worst Quarter	(2.11)%	December 31, 2014

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns <br/>(for the periods ended December 31, 2018):<br/><br/>Fund return (after deduction of sales charges and expenses)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class I only and after-tax returns for Class A, Class C, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.
Carillon Reams Unconstrained Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[3]
Year 1	rr_ExpenseExampleYear01	$ 454
Year 3	rr_ExpenseExampleYear03	704
Year 5	rr_ExpenseExampleYear05	973
Year 10	rr_ExpenseExampleYear10	$ 1,741
1-yr	rr_AverageAnnualReturnYear01	(3.43%)
5-yr	rr_AverageAnnualReturnYear05
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(3.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[3]
Year 1	rr_ExpenseExampleYear01	$ 258
Year 3	rr_ExpenseExampleYear03	671
Year 5	rr_ExpenseExampleYear05	1,212
Year 10	rr_ExpenseExampleYear10	$ 2,690
1-yr	rr_AverageAnnualReturnYear01	(0.53%)
5-yr	rr_AverageAnnualReturnYear05
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(0.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[3]
Year 1	rr_ExpenseExampleYear01	$ 51
Year 3	rr_ExpenseExampleYear03	232
Year 5	rr_ExpenseExampleYear05	428
Year 10	rr_ExpenseExampleYear10	$ 995
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	23.07%
2013	rr_AnnualReturn2013	3.69%
2014	rr_AnnualReturn2014	(4.07%)
2015	rr_AnnualReturn2015	(0.12%)
2016	rr_AnnualReturn2016	5.81%
2017	rr_AnnualReturn2017	2.04%
2018	rr_AnnualReturn2018	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.11%)
1-yr	rr_AverageAnnualReturnYear01	0.53%
5-yr	rr_AverageAnnualReturnYear05	0.79%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	4.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Carillon Reams Unconstrained Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[3]
Year 1	rr_ExpenseExampleYear01	$ 82
Year 3	rr_ExpenseExampleYear03	329
Year 5	rr_ExpenseExampleYear05	595
Year 10	rr_ExpenseExampleYear10	$ 1,356
1-yr	rr_AverageAnnualReturnYear01	0.13%
5-yr	rr_AverageAnnualReturnYear05	0.48%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Carillon Reams Unconstrained Bond Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.05%	[3]
Year 1	rr_ExpenseExampleYear01	$ 107
Year 3	rr_ExpenseExampleYear03	588
Year 5	rr_ExpenseExampleYear05	1,095
Year 10	rr_ExpenseExampleYear10	$ 2,491
1-yr	rr_AverageAnnualReturnYear01	(0.02%)
5-yr	rr_AverageAnnualReturnYear05
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.95%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[3]
Year 1	rr_ExpenseExampleYear01	$ 51
Year 3	rr_ExpenseExampleYear03	365
Year 5	rr_ExpenseExampleYear05	702
Year 10	rr_ExpenseExampleYear10	$ 1,653
1-yr	rr_AverageAnnualReturnYear01	0.53%
5-yr	rr_AverageAnnualReturnYear05
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.40%	[3]
Year 1	rr_ExpenseExampleYear01	$ 41
Year 3	rr_ExpenseExampleYear03	207
Year 5	rr_ExpenseExampleYear05	387
Year 10	rr_ExpenseExampleYear10	$ 909
1-yr	rr_AverageAnnualReturnYear01	0.54%
5-yr	rr_AverageAnnualReturnYear05
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(0.31%)
5-yr	rr_AverageAnnualReturnYear05	0.29%
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Carillon Reams Unconstrained Bond Fund | After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	(3.43%)
5-yr	rr_AverageAnnualReturnYear05	(0.26%)
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-yr	rr_AverageAnnualReturnYear01	2.07%
5-yr	rr_AverageAnnualReturnYear05	0.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class I
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2011
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	0.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017
Carillon Reams Unconstrained Bond Fund | BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes) | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Lifetime (if less than 10 yrs)	rr_AverageAnnualReturnSinceInception	1.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 20, 2017

[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 29, 2020 as follows: Class A – 0.80%, Class C – 1.55%, Class I – 0.50%, Class Y – 0.80%, Class R-3 - 1.05%, Class R-5 – 0.50%, and Class R-6 – 0.40%. This expense limitation excludes interest, taxes, brokerage commissions, short sale dividends and interest expenses, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.
[3]	After Fee Waiver and/or Expense Reimbursement